SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information
Schedule of Condensed Income Statements

06/30/2026	Spain	Mexico	Other Operations	Totals
Revenue	53,132	62,215	9,364	124,711
Personnel expenses	(1,649)	(1,496)	(600)	(3,745)
Other operating expenses	(44,685)	(62,486)	(8,845)	(116,016)
EBITDA	6,798	(1,767)	(81)	4,950
Reconciling items:
Other EBITDA				700
Depreciation and amortization				(358)
Net financial results				1,581
CONSOLIDATED NET INCOME BEFORE TAX				6,873

06/30/2025	Spain	Mexico	Other Operations	Totals
Revenue	44,017	53,837	7,476	105,330
Personnel expenses	(1,216)	(984)	(507)	(2,707)
Other operating expenses	(35,373)	(53,725)	(7,498)	(96,596)
EBITDA	7,428	(872)	(529)	6,027
Reconciling items:
Other EBITDA				(2,705)
Depreciation and amortization				(315)
Net financial results				(4,883)
CONSOLIDATED NET LOSS BEFORE TAX				(1,876)

Schedule of Financial Position

06/30/2026	Spain	Mexico	Other Operations	Supporting	Eliminations	Totals
NON-CURRENT ASSETS	581	27	408	232,908	(219,857)	14,067
CURRENT ASSETS	77,962	21,463	16,360	118,268	(149,585)	84,468
Trade receivables and other current assets	13,811	9,707	1,864	47,918	(61,508)	11,792
Current financial assets	36,432	3,122	3,552	55,082	(88,046)	10,142
Cash and cash equivalents	27,719	8,634	10,944	15,268	(31)	62,534
TOTAL ASSETS	78,543	21,490	16,768	351,176	(369,442)	98,535
EQUITY	54,512	(21,657)	(13,522)	239,131	(220,125)	38,339
NON-CURRENT LIABILITIES	150	0	258	1,288	1,178	2,874
CURRENT LIABILITIES	23,881	43,147	30,032	110,757	(150,495)	57,322
Current lease liabilities	53	-	25	1,388	(1,176)	290
Payables with Related Parties	5,022	8,038	12,248	65,269	(87,676)	2,901
Trade payables and other current liabilities	18,806	35,109	17,759	44,100	(61,643)	54,131
TOTAL EQUITY AND LIABILITIES	78,543	21,490	16,768	351,176	(369,442)	98,535

12/31/2025	Spain	Mexico	Other Operations	Supporting	Eliminations	Totals
NON-CURRENT ASSETS	611	16	378	226,009	(213,636)	13,378
CURRENT ASSETS	69,684	22,285	10,118	114,179	(148,783)	67,483
Trade receivables and other current assets	13,157	4,731	(1,442)	52,878	(61,483)	7,841
Current financial assets	40,157	3,511	2,572	50,689	(87,270)	9,659
Cash and cash equivalents	16,370	14,043	8,988	10,612	(30)	49,983
TOTAL ASSETS	70,295	22,301	10,496	340,188	(362,419)	80,861
EQUITY	47,023	(19,669)	(12,943)	228,193	(213,906)	28,698
NON-CURRENT LIABILITIES	151	-	229	1,268	1,232	2,880
CURRENT LIABILITIES	23,121	41,970	23,210	110,727	(149,745)	49,283
Current lease liabilities	104	-	44	1,588	(1,232)	504
Payables with Related Parties	4,048	5,074	11,225	71,496	(90,035)	1,808
Trade payables and other current liabilities	18,969	36,896	11,941	37,643	(58,478)	46,971
TOTAL EQUITY AND LIABILITIES	70,295	22,301	10,496	340,188	(362,419)	80,861